CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Profit or loss [abstract]
Product sales	$ 22,282	$ 18,360	[1]	$ 12,002	[1]
Less: royalties	(1,255)	(1,018)		(575)
Revenue	21,027	17,342		11,427
Expenses
Production	6,464	5,675	[1]	4,184	[1]
Transportation, blending and feedstock	4,189	3,529	[1]	2,822	[1]
Depletion, depreciation and amortization	5,161	5,186		4,858
Administration	325	319		345
Share-based compensation	(146)	134		355
Asset retirement obligation accretion	186	164		142
Interest and other financing expense	739	631		383
Risk management activities	(134)	35		33
Foreign exchange loss (gain)	827	(787)		(55)
Gain on acquisition, disposition and revaluation of properties	(452)	(379)		(250)
Loss (gain) from investments	346	(38)		(327)
Total expenses	17,505	14,469		12,490
Earnings (loss) before taxes	3,522	2,873		(1,063)
Current income tax expense (recovery)	374	(164)		(618)
Deferred income tax expense (recovery)	557	640		(241)
Net earnings (loss)	$ 2,591	$ 2,397		$ (204)
Net earnings (loss) per common share
Basic earnings (loss) per share (in CAD per share)	$ 2.13	$ 2.04		$ (0.19)
Diluted earnings (loss) per share (in CAD per share)	$ 2.12	$ 2.03		$ (0.19)

[1]	In connection with adoption of IFRS 15 on January 1, 2018, the Company has reclassified certain comparative amounts in a manner consistent with the presentation adopted for the year ended December 31, 2018 (see note 2).